Revenues (Schedule of significant changes in deferred revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period	$ 2,573	$ 6,177
New performance obligations	605	3,117
Reclassification to other balance sheet item	0	(740)
Reclassification to revenue as a result of satisfying performance obligations	(807)	(5,981)
Balance, end of the period	$ 2,371	$ 2,573